Non-Current Provisions - Disclosure of Remeasurement of Net Defined Benefit Liability Asset (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Actuarial assumption of discount rates | Minimum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	1.70%	0.30%
Actuarial assumption of discount rates | Maximum
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	2.30%	0.50%
United Kingdom | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption		0.20%
Decrease in actuarial assumption	(0.15%)
Eurozone | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.35%	0.25%
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	€ 2,402	€ 333	€ 491
Plan assets | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	€ (1,292)	€ (24)	€ 194